Stockholders equity - Schedule of Warrants, valuation assumptions (Detail) - Strategic Warrants Two [Member] - Strategic Market Warrants [Member]	Sep. 30, 2022	May 09, 2022
Share Price (S0)
Strategic Warrants Outstanding, Measurement Input	0.1132
Maturity Date
Strategic Warrants Outstanding, Maturity Date		Dec. 31, 2025
Time (T) - Years
Strategic Warrants Outstanding, Term		3 years 7 months 17 days
Strike Price [Member]
Strategic Warrants Outstanding, Measurement Input	0.15
Risk-free Rate (r)
Strategic Warrants Outstanding, Measurement Input		0.0285
Volatility (σ)
Strategic Warrants Outstanding, Measurement Input		0.0793
Dividend Yield (q)
Strategic Warrants Outstanding, Measurement Input		0
Warrant Value (US$)
Strategic Warrants Outstanding, Measurement Input	0.0011